United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: 10/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	FIHBX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Institutional High Yield Bond Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2014, was 5.72%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 5.82% during the same period. The total return of the Lipper High Current Yield Funds Average (LHCYFA),2 a peer group for the Fund, was 4.45% during the same period. The Fund's and LHCYFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were: (1) the selection of individual securities; and (2) the allocation among industry sectors.
MARKET OVERVIEW
The high-yield3 market generated relatively attractive absolute returns for the 12-month reporting period. For example, the BHY2%ICI, which returned 5.82%, generated higher returns than the Barclays U.S. Aggregate Bond Index, a measure of high quality bond performance, which returned 4.14% for the period. Several factors impacted the market's overall return for the period. The high-yield market's beginning yield of 5.64%, while low by historical standards for the high-yield market, was still well in excess of the yield available in most other fixed income markets. The U.S. economy was generally supportive of high-yield companies as growth was moderate to strong, employment continued to grow and corporate cash flow continued to be robust. Default rates for high-yield issuers remained well below historical averages, especially when adjusting for the large default by Energy Future Holdings and related entities (aka TXU). However, high-yield credit spreads, after making cycle lows in mid-June, did move marginally wider for the entire period, heavily influenced by weakness in the Energy and Metals & Mining sectors late in the period due to falling commodity prices. For example, the spread between high-yield bonds and U.S. Treasury securities with comparable maturities according to the Credit Suisse High Yield Bond Index,4 began the reporting period at 463 basis points (bps) and ended the reporting period at 480 bps. Also, the general impact of overall interest rate5 levels was mixed. For example, the yield on longer term U.S. Treasury securities with maturities of 10 years and longer declined, while the yield on U.S. Treasury securities inside of 10 years actually increased. In addition, the yield on 5 year U.S. Treasury securities, a reasonable duration6 match to the high-yield market, increased 29 bps over the period.
Annual Shareholder Report

Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Wireline Telecommunications, Electric Utility, Technology, Cable/Satellite and Health Care. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Gaming, Energy, Metals & Mining and Retail. From a credit quality perspective, the higher quality “BB”-rated sector led the way with a return of 7.19% followed by the “B”-rated and “CCC”-rated sectors, which returned 5.15% and 4.78%, respectively.
Security Selection
During the reporting period, the Fund was positively affected by strong security selection in the Gaming, Metals & Mining and Packaging industry sectors relative to the BHY2%ICI. The Fund also had strong security selection in the Financial Institution sector, although this was somewhat offset by an underweight in this outperforming sector. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Nuveen Investments, ServiceMaster, Reynolds Group, Kinder Morgan and B/E Aerospace.
The Fund was negatively affected by poor security selection in the Automotive sector. The Fund also underperformed in the Technology sector, although this was partially offset by a large overweight to this strong-performing sector. Specific Fund holdings that substantially underperformed the BHY2%ICI included: Gymboree Corp., Mmodal Inc., Exide Technologies, CGG Inc. and Sandridge Energy.
Sector Allocation
During the reporting period, the Fund's underweight to the poor-performing Energy and Metals & Mining industry sectors contributed positively to Fund performance. The Fund was negatively affected by its underweight in the strong-performing Electric Utility and Wireline Communication sectors.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHCYFA.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Institutional High Yield Bond Fund from October 31, 2004 to October 31, 2014, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Funds Average (LHCYFA).3 The Average Annual Total Return Table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2014
■	Total returns shown include the maximum redemption charge of 2.00%, as applicable.
Average Annual Total Returns for the Period Ended 10/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Institutional Shares	5.72%	10.30%	8.18%
BHY2%ICI	5.82%	10.38%	8.25%
LHCYFA	4.45%	9.26%	6.85%

Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.
2	The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt, Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2014, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	12.9%
Health Care	9.6%
Independent Energy	6.3%
Media Entertainment	6.2%
Cable Satellite	5.9%
Packaging	5.6%
Midstream	4.6%
Financial Institutions	4.5%
Wireless Communications	4.1%
Food & Beverage	4.0%
Automotive	3.9%
Retailers	3.5%
Other[3]	27.0%
Cash Equivalents[4]	1.0%
Other Assets and Liabilities—Net[5]	0.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2014
Principal Amount or Shares			Value
		CORPORATE BONDS—89.1%
		Aerospace/Defense—0.7%
$6,100,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$6,816,750
6,750,000		TransDigm, Inc., 5.50%, 10/15/2020	6,783,750
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,126,625
3,950,000		TransDigm, Inc., Sr. Sub. Note, Series WI, 6.00%, 7/15/2022	4,014,187
2,800,000		TransDigm, Inc., Sr. Sub. Note, Series WI, 6.50%, 7/15/2024	2,898,000
		TOTAL	25,639,312
		Automotive—3.5%
13,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	13,532,750
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,535,000
8,200,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	8,794,500
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,568,750
1,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,057,250
3,200,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	632,000
825,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	851,297
2,000,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	2,097,700
950,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	980,875
6,825,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,149,187
4,775,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,228,625
1,575,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,643,906
1,850,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 4.25%, 11/15/2019	1,863,875
10,300,000		Lear Corp., Series WI, 4.75%, 1/15/2023	10,377,250
12,275,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	12,950,125
4,675,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	4,686,687
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	780,000
3,675,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	3,904,688
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	6,093,975
4,250,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	4,696,250
10,725,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	10,952,906
50,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	52,113
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$3,150,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	$2,858,625
13,775,000		UCI International, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	13,292,875
		TOTAL	123,581,209
		Building Materials—2.5%
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,420,500
8,225,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	8,348,375
2,500,000		Anixter International, Inc., 5.125%, 10/1/2021	2,549,688
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,293,000
1,725,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,854,375
525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	557,156
6,300,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	6,489,000
8,375,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	9,003,125
1,225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,295,438
14,400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	15,552,000
3,575,000		Ply Gem Industries, Inc., Series WI, 6.50%, 2/1/2022	3,530,312
6,850,000	[1,2]	RSI Home Products Incoporated, Series 144A, 6.875%, 3/1/2018	7,192,500
8,225,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	8,533,437
4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	4,176,562
5,650,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	5,918,375
3,200,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	3,320,000
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,672,063
		TOTAL	88,705,906
		Cable Satellite—5.4%
1,600,000		CCO Holdings LLC/Cap Corp., Series WI, 5.25%, 3/15/2021	1,626,000
8,950,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	9,229,687
6,850,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.50%, 12/1/2022	6,909,937
4,150,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.75%, 12/1/2024	4,191,500
5,975,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	5,862,969
3,700,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	3,630,625
6,375,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	6,677,812
7,575,000		Charter Communications Holdings II, 5.125%, 2/15/2023	7,584,469
5,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	5,182,563
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	$932,969
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,342,969
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	185,938
3,175,000		DISH DBS Corp., 5.00%, 3/15/2023	3,171,031
8,650,000		DISH DBS Corp., 5.125%, 5/1/2020	9,017,625
11,975,000		DISH DBS Corp., Series WI, 5.875%, 7/15/2022	12,723,437
7,050,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	7,067,625
4,575,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	4,798,031
11,400,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	12,169,500
12,650,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	13,377,375
1,275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,364,250
11,775,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	11,848,594
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,547,906
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,727,469
5,000,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	5,150,000
1,825,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,819,297
16,350,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	15,859,500
2,975,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	3,146,063
5,175,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	5,407,875
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,803,875
3,300,000	[1,2]	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	3,452,625
9,800,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	10,412,500
		TOTAL	192,222,016
		Chemicals—1.9%
6,300,000		Ashland, Inc., 4.75%, 8/15/2022	6,378,750
6,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	6,885,000
10,875,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	11,826,562
1,375,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	1,338,906
4,400,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	4,554,000
2,900,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	2,823,875
575,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	577,875
15,325,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	15,152,594
2,525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,341,938
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	$672,819
5,125,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,189,062
5,500,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	5,637,500
2,425,000	[1,2]	WR Grace & Co. - Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	2,532,622
2,450,000	[1,2]	WR Grace & Co. - Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,590,875
		TOTAL	68,502,378
		Construction Machinery—0.7%
8,350,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	8,433,500
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,314,000
3,725,000		United Rentals, Inc., 5.75%, 11/15/2024	3,915,906
750,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	817,500
750,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	840,000
4,850,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,274,375
4,475,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	4,833,000
		TOTAL	25,428,281
		Consumer Cyclical Services—1.4%
7,625,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	7,625,000
6,275,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,275,000
12,750,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	12,622,500
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	783,750
11,473,000		ServiceMaster Co., 7.00%, 8/15/2020	12,190,062
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,500,750
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,120,875
4,014,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	4,305,015
		TOTAL	49,422,952
		Consumer Products—2.3%
16,650,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	17,898,750
8,200,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	7,851,500
8,275,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	7,695,750
6,175,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	6,730,750
14,775,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.75%, 8/15/2019	15,070,500
9,725,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	9,457,563
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$2,450,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	$2,633,750
500,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	532,500
1,700,000		Spectrum Brands, Inc., Series WI, 6.625%, 11/15/2022	1,831,750
3,400,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,604,000
6,525,000		Springs Industries, Inc., 6.25%, 6/1/2021	6,435,281
		TOTAL	79,742,094
		Diversified Manufacturing—1.7%
4,675,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	4,207,500
3,375,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	3,623,906
11,500,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	12,046,250
10,725,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	10,456,875
12,400,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	12,958,000
3,875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,049,375
1,660,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,776,200
9,900,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	9,999,000
2,125,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	2,225,938
		TOTAL	61,343,044
		Financial Institutions—4.1%
8,375,000	[1,2]	AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	8,469,219
550,000		Ally Financial, Inc., 3.50%, 7/18/2016	560,175
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,420,250
9,575,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	10,460,687
3,625,000		Ally Financial, Inc., Sr. Unsecd. Note, 2.75%, 1/30/2017	3,638,413
1,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,414,000
2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,853,250
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,753,000
4,575,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	4,877,865
2,825,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,103,969
2,850,000		CIT Group Holdings, Inc., Sr. Note, 4.25%, 8/15/2017	2,935,500
1,975,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 5/15/2017	2,073,750
6,425,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,722,156
9,200,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	9,729,000
825,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	884,813
7,825,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	8,196,688
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$9,075,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	$9,052,312
7,750,000		International Lease Finance Corp., 4.625%, 4/15/2021	7,861,406
10,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	10,929,375
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,592,672
6,925,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	7,591,531
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,339,875
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	997,500
16,025,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	19,590,562
5,625,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	5,730,469
		TOTAL	143,778,437
		Food & Beverage—3.6%
11,900,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	12,286,750
17,425,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	18,296,250
2,750,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,708,750
2,000,000		Constellation Brands, Inc., 6.00%, 5/1/2022	2,245,000
1,975,000		Darling Ingredients, Inc., Sr. Unsecd. Note, Series WI, 5.375%, 1/15/2022	1,987,344
11,908,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	11,967,540
17,550,000		HJ Heinz Co., 4.25%, 10/15/2020	17,765,865
15,200,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	15,086,000
6,125,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	6,768,125
10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	11,880,750
1,625,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	1,677,813
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	2,709,375
900,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	915,750
21,850,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	23,046,287
		TOTAL	129,341,599
		Gaming—3.1%
4,850,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,728,750
2,075,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,225,438
5,275,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,721,125
5,775,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	6,034,875
5,075,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	5,366,812
13,675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	15,794,625
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,820,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$2,000,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	$2,325,000
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,313,687
10,225,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	10,634,000
12,500,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	12,000,000
6,100,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	6,694,750
8,750,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	9,406,250
7,388,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	7,923,630
1,800,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,953,000
10,300,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	10,815,000
		TOTAL	110,756,942
		Health Care—8.7%
4,150,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	4,320,669
7,400,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	7,936,500
10,400,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	11,024,000
14,600,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	15,786,250
3,550,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	3,727,500
3,900,000		Catamaran Corp, 4.75%, 3/15/2021	3,880,500
8,825,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,957,375
1,300,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	1,378,000
5,000,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	5,287,500
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	5,952,422
7,575,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	8,057,906
10,450,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	10,606,750
16,925,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	18,279,000
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,782,813
11,600,000		HCA, Inc., 5.00%, 3/15/2024	11,991,616
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,777,781
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,950,000
8,700,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	9,374,250
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,484,000
16,400,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	19,085,500
8,500,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,818,750
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,443,125
12,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	13,007,250
9,975,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,498,688
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$16,525,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	$17,330,594
2,700,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,889,000
23,425,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	21,931,656
1,800,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	1,831,500
13,475,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	15,479,406
9,125,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	9,113,594
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	7,974,531
5,775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	6,265,875
6,825,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	6,399,120
12,475,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	13,145,531
4,700,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,052,500
		TOTAL	309,821,452
		Independent Energy—5.7%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	6,087,125
1,375,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,400,781
9,500,000		Approach Resources, Inc., 7.00%, 6/15/2021	8,787,500
6,625,000		Athlon Holdings LP, 7.375%, 4/15/2021	7,287,500
4,325,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	4,668,297
11,225,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	10,825,109
2,075,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	2,119,094
7,275,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	7,475,062
5,725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	5,810,875
3,775,000	[1,2]	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, Series 144A, 7.50%, 9/15/2020	3,831,625
3,775,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,001,500
11,175,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	10,951,500
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,685,000
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,744,813
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,981,875
5,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	5,938,312
2,425,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	2,194,625
3,375,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,324,375
2,825,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	2,238,813
9,000,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	7,515,000
6,700,000	[1,2]	Gulfport Energy Corp., Series 144A, 7.75%, 11/1/2020	6,867,500
3,925,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	4,003,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,250,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	$2,306,250
875,000		Legacy Reserves, 6.625%, 12/1/2021	853,125
9,200,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	8,970,000
2,800,000		Linn Energy LLC, 6.50%, 9/15/2021	2,576,000
75,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	73,875
5,025,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	4,723,500
5,850,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	5,893,875
5,050,000		Linn Energy LLC, Sr. Unsecd. Note, Series WI, 6.25%, 11/1/2019	4,671,250
6,225,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	6,723,000
10,250,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	9,609,375
2,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,056,625
6,175,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	6,452,875
2,400,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,472,000
2,375,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	2,371,556
1,250,000		Range Resources Corp., 5.00%, 8/15/2022	1,317,188
2,475,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	2,598,750
3,800,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	3,591,000
2,975,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,662,625
6,025,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	5,407,438
5,650,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	5,127,375
7,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	7,129,500
		TOTAL	203,326,963
		Industrial - Other—2.0%
10,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	10,544,719
4,125,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	4,073,438
5,475,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,981,437
2,650,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	2,345,250
9,050,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	8,846,375
9,550,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	10,003,625
2,025,000		Mastec, Inc., 4.875%, 3/15/2023	1,944,000
12,500,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	13,375,000
600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	651,000
5,149,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	5,251,980
6,800,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	6,936,000
2,225,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,269,500
		TOTAL	72,222,324
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—0.9%
$4,125,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	$4,475,625
2,475,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	2,638,969
6,325,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	6,388,250
3,350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,383,500
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,293,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
3,025,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	2,873,750
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,621,125
9,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	9,140,500
		TOTAL	31,814,719
		Lodging—0.3%
4,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,519,438
4,850,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	5,119,781
775,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	813,750
		TOTAL	10,452,969
		Media Entertainment—5.6%
2,900,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,175,500
5,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	5,561,063
5,250,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.625%, 2/15/2024	5,486,250
1,375,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.875%, 3/15/2025	1,447,188
800,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 2/15/2022	$828,000
550,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	583,688
15,025,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	15,081,344
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,147,625
700,000		Clear Channel Worldwide, 7.625%, 3/15/2020	742,000
16,625,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	17,290,000
4,175,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	4,462,031
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	10,890,000
10,050,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	10,439,437
12,075,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	12,588,187
6,225,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	6,925,312
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$8,450,000		Gannett Co., Inc., 6.375%, 10/15/2023	$9,126,000
1,350,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	1,363,500
1,225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	1,267,875
10,825,000		Gray Television, Inc., 7.50%, 10/1/2020	11,379,781
2,500,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	2,512,813
3,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	3,551,000
2,325,000	[1,2]	Media General Finance Sub, Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	2,348,250
9,750,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	9,800,700
3,700,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,774,000
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,890,125
9,150,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	9,127,125
9,250,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	9,203,750
13,800,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,283,000
7,775,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	7,619,500
8,900,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	9,656,500
		TOTAL	198,551,544
		Metals & Mining—0.7%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,450,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	2,535,750
4,200,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	4,452,000
825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	870,375
9,025,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	9,792,125
5,325,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	5,797,594
		TOTAL	23,447,854
		Midstream—4.2%
6,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,930,000
3,625,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	3,797,187
2,175,000		Atlas Pipeline Partners LP, 4.75%, 11/15/2021	2,180,438
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	729,750
1,525,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	1,666,063
2,725,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 3/1/2022	2,765,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$3,025,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	$3,456,062
11,700,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	12,343,500
9,025,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	10,423,875
3,925,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,974,062
4,000,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	4,050,000
1,750,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	1,728,125
2,475,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,580,188
2,775,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,823,563
16,350,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	18,066,750
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,544,250
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,115,750
1,544,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,671,380
2,475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,527,594
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,716,000
2,975,000		Regency Energy Partners LP, 5.875%, 3/1/2022	3,183,250
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,188,375
1,175,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	1,172,063
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,038,125
4,700,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	4,711,750
5,000,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	5,393,750
9,525,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	10,025,062
2,975,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	3,094,000
11,625,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	11,566,875
1,872,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	2,021,760
4,625,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	4,636,562
7,046,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	7,239,765
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,226,562
550,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	566,500
1,350,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,400,625
		TOTAL	149,555,436
		Oil Field Services—0.8%
2,375,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	2,327,500
14,450,000	[1,2]	CGG SA, Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2022	11,632,250
3,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	3,189,625
10,125,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	9,618,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$2,575,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	$2,549,250
		TOTAL	29,317,375
		Packaging—5.1%
11,075,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,988,687
3,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.234%, 12/15/2019	3,148,000
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,171,500
6,100,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	6,252,500
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,049,118
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,831,750
7,075,000		Ball Corp., 4.00%, 11/15/2023	6,800,844
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,920,813
15,400,000		Berry Plastics Corp., 5.50%, 5/15/2022	15,477,000
1,550,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,557,750
2,725,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	2,725,000
12,925,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	13,474,312
8,575,000		Crown Americas LLC, 4.50%, 1/15/2023	8,467,813
750,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	793,125
3,975,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,571,250
9,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	9,414,125
3,260,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,300,750
9,750,000		Reynolds Group Issuer, Inc./ LLC/LU, Series WI, 5.75%, 10/15/2020	10,188,750
2,775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	2,979,656
18,800,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	20,304,000
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,692,031
4,525,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	4,751,250
14,850,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	16,223,625
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,157,750
4,700,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	5,252,250
7,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	8,246,875
16,350,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	15,900,375
		TOTAL	181,640,899
		Paper—0.7%
2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,450,000
11,550,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	11,723,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—continued
$2,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	$2,919,350
2,100,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,131,500
3,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	3,904,062
		TOTAL	23,128,162
		Pharmaceuticals—1.5%
6,475,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	6,653,063
14,125,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	14,495,781
6,100,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	6,565,125
18,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	20,132,812
4,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	4,515,875
		TOTAL	52,362,656
		Refining—0.3%
3,750,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,806,250
7,325,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	7,352,469
		TOTAL	11,158,719
		Restaurants—1.0%
12,350,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—2nd Lien, Series 144A, 6.00%, 4/1/2022	12,581,562
6,800,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	7,123,000
15,000,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	14,850,000
		TOTAL	34,554,562
		Retailers—3.2%
16,125,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	16,266,094
4,050,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,333,500
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,534,000
7,675,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,099,375
11,475,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	11,073,375
3,125,000		Limited Brands, Inc., 5.625%, 10/15/2023	3,367,187
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,026,000
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	6,060,937
10,525,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	10,682,875
5,356,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	5,463,120
2,625,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,813,176
9,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	9,755,625
12,425,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	12,518,187
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$5,675,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	$5,930,375
4,075,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	4,075,000
2,825,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	3,022,750
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	3,879,000
625,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	660,938
1,200,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	1,254,000
2,000,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,115,000
		TOTAL	112,930,514
		Technology—11.7%
1,575,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	1,645,875
6,400,000		Advanced Micro Devices, Inc., Series WI, 7.00%, 7/1/2024	5,648,000
4,525,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	4,163,000
11,325,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	10,900,312
6,825,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	6,927,375
11,800,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	10,642,184
5,350,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	5,671,000
8,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	9,132,375
5,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,081,250
11,250,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	11,896,875
7,700,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	7,084,000
4,775,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	5,037,625
4,000,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	4,090,000
12,375,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	13,334,062
7,625,000		Emdeon, Inc., 11.00%, 12/31/2019	8,482,813
9,825,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	10,046,062
10,450,000		Epicor Software Corp., 8.625%, 5/1/2019	11,168,437
8,375,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,584,375
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,009,375
2,616,000		First Data Corp., Series WI, 11.25%, 1/15/2021	3,021,480
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,676,250
30,725,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	33,720,687
4,125,000		Flextronics International Ltd., 5.00%, 2/15/2023	4,228,125
1,275,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	1,396,125
6,550,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,730,125
14,125,000		IAC Interactive Corp., 4.75%, 12/15/2022	13,877,812
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$10,425,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	$10,529,250
18,075,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	18,391,312
12,775,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	12,663,219
4,450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	4,561,250
1,250,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,350,000
5,475,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	6,077,250
8,200,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	8,948,250
7,075,000		Lender Processing Services, 5.75%, 4/15/2023	7,534,875
9,900,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	9,058,500
4,450,000		NCR Corp., 6.375%, 12/15/2023	4,717,000
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,025,000
6,500,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	6,500,000
3,500,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	3,605,000
3,175,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,214,688
3,550,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	3,763,000
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,404,500
11,600,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	11,716,000
8,725,000		Seagate HDD Cayman, 4.75%, 6/1/2023	9,048,087
6,050,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	6,148,313
2,565,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,728,519
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,674,813
9,275,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	9,854,688
1,600,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,704,000
6,725,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	6,994,000
283,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	295,381
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,642,250
13,700,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	14,419,250
6,100,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	6,359,250
8,475,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	8,771,625
6,875,000		Verisign, Inc., 4.625%, 5/1/2023	6,883,594
6,250,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	6,593,750
		TOTAL	414,372,213
		Transportation - Services—0.4%
6,850,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	7,021,250
4,725,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,949,437
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$2,475,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	$2,505,938
		TOTAL	14,476,625
		Utility - Electric—1.2%
14,450,000		Calpine Corp., 5.75%, 1/15/2025	14,648,687
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,759,063
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,267,000
29,241	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	29,115
1,275,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,384,969
2,775,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	3,121,875
10,075,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	10,452,812
5,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	6,121,500
2,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,655,375
		TOTAL	43,440,396
		Wireless Communications—3.7%
11,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	11,602,500
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	4,176,563
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,340,406
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,928,625
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	14,962,500
7,600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	7,904,000
1,650,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	1,732,500
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	451,031
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,397,875
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	1,004,625
8,150,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	8,649,187
15,750,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	15,395,625
4,050,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,313,250
2,400,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	2,829,000
8,375,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	9,086,875
9,025,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	9,307,031
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,417,525
13,875,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	13,892,344
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,257,000
7,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	7,499,500
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,677,813
2,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	2,343,250
		TOTAL	132,169,025
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—0.5%
$5,700,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	$6,113,250
2,800,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	3,017,000
2,700,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	2,841,750
2,025,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	2,237,625
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,783,750
		TOTAL	18,993,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,103,633,977)	3,166,201,952
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,232		General Motors Co.	70,085
		Independent Energy—0.0%
31,183	[1,4,6]	Lone Pine Resources Canada Ltd.	0
31,183	[4,6]	Lone Pine Resources, Inc.	38,667
250,000	[1,4,6]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	38,667
		TOTAL COMMON STOCKS (IDENTIFIED COST $423,919)	108,752
		WARRANTS—0.0%
		Automotive—0.0%
2,029	[4]	General Motors Co., Warrants, Expiration Date 7/10/2019	28,954
2,029	[4]	General Motors Co., Warrants, Expiration Date 7/10/2016	43,968
		TOTAL WARRANTS (IDENTIFIED COST $207,486)	72,922
		INVESTMENT COMPANIES—10.0%[7]
28,887,108	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	28,887,108
49,477,537		High Yield Bond Portfolio	325,562,192
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $332,630,253)	354,449,300
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $3,436,895,635)[9]	3,520,832,926
		OTHER ASSETS AND LIABILITIES - NET—0.9%[10]	31,483,460
		TOTAL NET ASSETS—100%	$3,552,316,386
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $1,338,279,295, which represented 37.7% of total net assets.
Annual Shareholder Report

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $1,338,250,180, which represented 37.7% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $3,444,699,140.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,166,201,942	$10	$3,166,201,952
Equity Securities:
Common Stocks
Domestic	70,085	—	—	70,085
International	—	—	38,667	38,667
Warrants	72,922	—	—	72,922
Investment Companies[1]	354,449,300	—	—	354,449,300
TOTAL SECURITIES	$354,592,307	$3,166,201,942	$38,677	$3,520,832,926
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronym is used throughout this portfolio:
GTD—Guaranteed
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights — Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.26	$10.13	$9.74	$10.07	$9.32
Income From Investment Operations:
Net investment income	0.61[1]	0.66[1]	0.72[1]	0.81	0.86[1]
Net realized and unrealized gain (loss) on investments and swap contracts	(0.04)	0.19	0.52	(0.22)	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.85	1.24	0.59	1.60
Less Distributions:
Distributions from net investment income	(0.63)	(0.70)	(0.75)	(0.84)	(0.83)
Distributions from net realized gain on investments and swap contracts	(0.02)	(0.02)	(0.10)	(0.08)	(0.02)
TOTAL DISTRIBUTIONS	(0.65)	(0.72)	(0.85)	(0.92)	(0.85)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]
Net Asset Value, End of Period	$10.18	$10.26	$10.13	$9.74	$10.07
Total Return[3]	5.72%	8.72%	13.40%	6.12%	18.03%
Ratios to Average Net Assets:
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.90%	6.44%	7.29%	8.16%	8.99%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,552,316	$2,974,552	$1,992,108	$684,940	$490,158
Portfolio turnover	21%	17%	18%	23%	37%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at value including $354,449,300 of investment in affiliated holdings (Note 5) (identified cost $3,436,895,635)		$3,520,832,926
Cash		506,875
Income receivable		57,032,992
Receivable for investments sold		893,280
Receivable for shares sold		5,889,676
TOTAL ASSETS		3,585,155,749
Liabilities:
Payable for investments purchased	$19,707,703
Payable for shares redeemed	10,269,977
Income distribution payable	2,401,416
Accrued expenses (Note 5)	460,267
TOTAL LIABILITIES		32,839,363
Net assets for 348,988,010 shares outstanding		$3,552,316,386
Net Assets Consist of:
Paid-in capital		$3,467,223,831
Net unrealized appreciation of investments		83,937,291
Accumulated net realized gain on investments		1,042,181
Undistributed net investment income		113,083
TOTAL NET ASSETS		$3,552,316,386
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,552,316,386 ÷ 348,988,010 shares outstanding, no par value, unlimited shares authorized		$10.18
Offering price per share		$10.18
Redemption proceeds per share (98.00/100 of $10.18)		$9.98
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Interest		$193,125,585
Dividends (including $22,635,019 received from affiliated holdings (Note 5))		22,648,193
TOTAL INCOME		215,773,778
Expenses:
Investment adviser fee (Note 5)	$13,494,958
Administrative fee (Note 5)	2,637,244
Custodian fees	112,222
Transfer agent fee	2,173,441
Directors'/Trustees' fees (Note 5)	18,925
Auditing fees	33,800
Legal fees	15,132
Portfolio accounting fees	218,387
Share registration costs	182,948
Printing and postage	348,313
Miscellaneous (Note 5)	24,401
TOTAL EXPENSES	19,259,771
Waiver/reimbursement of investment adviser fee (Note 5)	(2,563,135)
Net expenses		16,696,636
Net investment income		199,077,142
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized loss of $(299,918) on sales of investments in affiliated holdings (Note 5))		12,066,025
Realized gain distribution from affiliated investment company shares (Note 5)		2,666,772
Net change in unrealized appreciation of investments		(28,473,293)
Net realized and unrealized loss on investments		(13,740,496)
Change in net assets resulting from operations		$185,336,646
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$199,077,142	$156,208,632
Net realized gain on investments	14,732,797	8,987,721
Net change in unrealized appreciation/depreciation of investments	(28,473,293)	33,459,190
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	185,336,646	198,655,543
Distributions to Shareholders:
Distributions from net investment income	(207,037,673)	(165,472,920)
Distributions from net realized gain on investments	(6,591,049)	(4,932,553)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(213,628,722)	(170,405,473)
Share Transactions:
Proceeds from sale of shares	1,453,339,343	1,740,136,614
Net asset value of shares issued to shareholders in payment of distributions declared	183,775,327	142,383,030
Cost of shares redeemed	(1,031,398,290)	(928,753,932)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	605,716,380	953,765,712
Redemption Fees	339,646	428,348
Change in net assets	577,763,950	982,444,130
Net Assets:
Beginning of period	2,974,552,436	1,992,108,306
End of period (including undistributed (distributions in excess of) net investment income of $113,083 and $(12,910), respectively)	$3,552,316,386	$2,974,552,436
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 - 5/27/2009	$24,757	$29,115
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 - 1/2/2008	$140,362	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2014	2013
Shares sold	141,458,557	170,372,162
Shares issued to shareholders in payment of distributions declared	17,887,931	13,967,022
Shares redeemed	(100,386,090)	(91,020,152)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	58,960,398	93,319,032
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the years ended October 31, 2014 and 2013, the redemption fees amounted to $339,646 and $423,348, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and reclass of short-term capital gain distributions.
For the year ended October 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$8,086,524	$(8,086,524)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income[1]	$208,365,915	$165,549,052
Long-term capital gains	$5,262,807	$4,856,421
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$613,310
Undistributed long-term capital gains	$8,345,458
Net unrealized appreciation	$76,133,787
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the defaulted bonds and discount accretion/premium amortization on debt securities.
At October 31, 2014, the cost of investments for federal tax purposes was $3,444,699,140. The net unrealized appreciation of investments for federal tax purposes was $76,133,786. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $112,718,082 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,584,296.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the Adviser voluntarily waived $2,483,925 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $15,832,578 and $1,555,438, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2014, the Adviser reimbursed $79,210. Transactions involving affiliated holdings during the year ended October 31, 2014, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/30/2013	91,902,159	47,273,332	139,175,491
Purchases/Additions	855,563,704	4,480,978	860,044,682
Sales/Reductions	(918,578,755)	(2,276,773)	(920,855,528)
Balance of Shares Held 10/31/2014	28,887,108	49,477,537	78,364,645
Value	$28,887,108	$325,562,192	$354,449,300
Dividend Income	$43,582	$22,591,437	$22,635,019
Realized Gain Distribution	$—	$2,666,772	$2,666,772
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2014, were as follows:
Purchases	$1,321,951,134
Sales	$671,723,507
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. federal tax information (unaudited)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $5,262,807.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Institutional Trust AND SHAREHOLDERS OF Federated Institutional High Yield Bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,012.70	$2.49
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.74	$2.50
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Institutional Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 416,438,358.400 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	317,267,870.567	1,958,091.504
Maureen Lally-Green	317,629,480.587	1,596,481.484
Thomas M. O'Neill	317,244,393.151	1,981,568.920
P. Jerome Richey	317,257,240.038	1,968,722.033
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 2002 Portfolio Manager since: inception	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Institutional High Yield Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
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change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
29856 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $89,950

Fiscal year ended 2013 - $83,800

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $30

Fiscal year ended 2013 - $73

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Fiscal year ended 2013- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,006 and $0 respectively. Fiscal year ended 2014- Audit consent issued for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $103,457

Fiscal year ended 2013 - $105,336

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2014